Other Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 31, 2010
Related Party Transaction [Line Items]
Proceeds received from sale of vessel	$ 21,500	$ 21,556
Gain on sale of vessel	$ 4,300	$ 4,340